Benefit Plans - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) Age
Disclosure of defined benefit plans [line items]
Retirement age for women	64
Retirement age for men	65
Increase in the defined benefit obligations percentage	6.10%
Percentage of increase in the discount rate	0.50%
Decrease in the defined benefit obligations percentage	5.40%
Percentage of decrease in the discount rate	0.50%
Expected contribution to the defined benefit plans | $	$ 6.5
Minimum
Disclosure of defined benefit plans [line items]
Average duration of defined benefit obligation	9 years 10 months 24 days
Maximum
Disclosure of defined benefit plans [line items]
Average duration of defined benefit obligation	12 years 2 months 12 days